Schedule of trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Trade And Other Payables
Trade payables		₨ 1,677,434	₨ 1,146,789
Accrued expenses		447,600	488,527
Refund and other payables		828,035	972,771
Total		2,953,069	2,608,087
Current	$ 34,567	2,953,069	2,608,087
Non-current
Total		₨ 2,953,069	₨ 2,608,087